CONCENTRATIONS (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash and cash equivalents	$ 1,424,211		$ 1,379,434		$ 470,335	$ 182,829	$ 614,008
CHINA
Cash and cash equivalents	1,424,211		1,379,434		$ 182,829
CHINA | Previously Reported [Member]
Cash and cash equivalents			470,335
CHINA | Maximum [Member]
Cash insured amount	$ 70,692	¥ 500,000	$ 70,692	¥ 500,000